Investments in joint ventures (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Time charter revenues	$ 11,065	$ 0	$ 22,577	$ 0
Total revenues	11,065	8,325	22,577	39,313
Operating expenses	(3,814)	(3,565)	(8,173)	(7,745)
Depreciation and amortization	(8)	(972)	(16)	(980)
Operating income	18,724	(5,005)	23,747	(6,690)
Unrealized gain (loss) on derivative instruments	(8)	0	113	0
Net income (loss)	$ 16,438	(7,657)	$ 19,016	(9,478)
Share of joint ventures owned	50.00%		50.00%
Equity in earnings (losses) of joint ventures	$ 11,481	(2,125)	$ 9,359	(3,796)
Cash and cash equivalents	29,373	96,862	29,373	96,862	$ 30,477	$ 108
Other current assets	148,713		148,713		149,906
Total current assets	202,677		202,677		214,882
Restricted cash	15,116		15,116		15,184
Vessels, net of accumulated depreciation	0		0		0
Other long-term assets	13,904		13,904		15,449
Total long-term assets	342,593		342,593		348,666
Current portion of long-term debt	19,062		19,062		19,062
Amounts and loans due to owners and affiliates	301		301		467
Derivative financial instruments	4,406		4,406		4,676
Other current liabilities	27,211		27,211		31,088
Total current liabilities	47,379		47,379		47,519
Long-term debt	183,740		183,740		193,271
Derivate financial liabilities	3,988		3,988		4,544
Other long-term liabilities	17,998		17,998		22,206
Total long-term liabilities	255,996		255,996		279,651
Accumulated losses of joint ventures	(50,270)		(50,270)		$ (59,630)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	22,281	20,201	42,618	40,699
Total revenues	22,281	20,201	42,618	40,699
Operating expenses	(6,317)	(3,778)	(10,586)	(8,067)
Depreciation and amortization	(4,772)	(4,730)	(9,279)	(9,454)
Operating income	11,192	11,693	22,753	23,178
Unrealized gain (loss) on derivative instruments	19,742	(7,510)	11,878	(13,818)
Other financial expense, net	(8,126)	(8,587)	(16,220)	(17,259)
Net income (loss)	$ 22,808	$ (4,405)	$ 18,411	$ (7,900)
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 11,404	$ (2,203)	$ 9,206	$ (3,950)
Eliminations	77	78	153	154
Equity in earnings (losses) of joint ventures	11,481	$ (2,125)	9,359	$ (3,796)
Cash and cash equivalents	11,302		11,302		$ 10,719
Other current assets	3,231		3,231		3,317
Total current assets	14,533		14,533		14,036
Restricted cash	25,104		25,104		25,104
Vessels, net of accumulated depreciation	593,536		593,536		577,897
Other long-term assets	1,994		1,994		2,174
Total long-term assets	620,634		620,634		605,175
Current portion of long-term debt	21,420		21,420		20,768
Amounts and loans due to owners and affiliates	13,937		13,937		14,516
Derivative financial instruments	23,123		23,123		23,887
Other current liabilities	22,631		22,631		8,278
Total current liabilities	81,111		81,111		67,449
Long-term debt	490,493		490,493		501,369
Loans due to owners and affiliates	19,463		19,463		24,575
Derivate financial liabilities	90,795		90,795		101,910
Other long-term liabilities	35,599		35,599		24,612
Total long-term liabilities	636,350		636,350		652,466
Net liabilities	(82,294)		(82,294)		(100,704)
Share of joint ventures net liabilities before eliminations	(41,147)		(41,147)		(50,352)
Eliminations	(9,123)		(9,123)		(9,278)
Accumulated losses of joint ventures	$ (50,270)		$ (50,270)		$ (59,630)